UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional, Investor and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.34%
Fixed Interest Contract	22.43
Large Cap Equity	9.50
International Equity	7.80
Mid Cap Equity	5.13
Real Estate Equity	5.02
Small Cap Equity	2.78
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,080.40	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.18
Investor Class
Actual	$1,000.00	$1,078.90	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$3.91
Class L
Actual	$1,000.00	$1,077.70	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.15
* Expenses are equal to the Fund's annualized expense ratio of 0.44% for the Institutional Class, 0.79% for the Investor Class and 1.04% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	33.03%
Fixed Interest Contract	21.96
Large Cap Equity	15.33
International Equity	12.57
Mid Cap Equity	8.23
Real Estate Equity	4.45
Small Cap Equity	4.43
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,098.30	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.43
Investor Class
Actual	$1,000.00	$1,096.20	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.16
Class L
Actual	$1,000.00	$1,094.90	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.40
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class, 0.84% for the Investor Class and 1.09% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	23.95%
Large Cap Equity	21.23
International Equity	17.39
Fixed Interest Contract	15.95
Mid Cap Equity	11.41
Small Cap Equity	6.12
Real Estate Equity	3.95
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,117.20	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.88
Investor Class
Actual	$1,000.00	$1,114.30	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.61
Class L
Actual	$1,000.00	$1,113.50	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$5.84
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class, 0.93% for the Investor Class and 1.18% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.28%
International Equity	21.56
Bond	18.02
Mid Cap Equity	14.10
Fixed Interest Contract	8.99
Small Cap Equity	7.60
Real Estate Equity	3.45
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,132.40	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.32
Investor Class
Actual	$1,000.00	$1,131.10	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.05
Class L
Actual	$1,000.00	$1,129.10	$6.63
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.29
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.60%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	36.68%
International Equity	30.04
Mid Cap Equity	19.72
Small Cap Equity	10.61
Real Estate Equity	2.95
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,166.70	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.01
Investor Class
Actual	$1,000.00	$1,163.20	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$5.74
Class L
Actual	$1,000.00	$1,163.30	$7.48
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$6.98
* Expenses are equal to the Fund's annualized expense ratio of 0.81% for the Institutional Class, 1.16% for the Investor Class and 1.41% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,402,874	Great-West Core Bond Fund Institutional Class(a)	$ 53,704,562
7,735,008	Great-West Global Bond Fund Institutional Class(a)	71,239,425
3,658,860	Great-West Inflation-Protected Securities Fund Institutional Class(a)	35,966,593
7,543,730	Great-West Multi-Sector Bond Fund Institutional Class(a)	71,137,370
3,721,336	Great-West Putnam High Yield Bond Fund Institutional Class(a)	34,906,130
5,282,264	Great-West Short Duration Bond Fund Institutional Class(a)	52,347,240
5,576,711	Great-West U.S. Government Mortgage Securities Fund(a)	53,703,728

TOTAL BOND MUTUAL FUNDS — 47.36% (Cost $372,101,393)		$373,005,048
EQUITY MUTUAL FUNDS
1,429,784	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,467,713
1,652,794	Great-West International Growth Fund Institutional Class(a)	14,048,746
4,385,855	Great-West International Value Fund Institutional Class(a)	34,955,261
919,230	Great-West Invesco Small Cap Value Fund(a)	7,841,036
1,992,388	Great-West Large Cap Growth Fund Institutional Class(a)	21,378,327
1,026,414	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,780,220
3,276,660	Great-West Mid Cap Value Fund Institutional Class(a)	28,834,612
Shares		Fair Value
Equity Mutual Funds — (continued)
2,890,886	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 26,769,606
4,276,269	Great-West Real Estate Index Fund Institutional Class(a)	39,555,489
571,291	Great-West Small Cap Growth Fund(a)	6,221,362
3,459,403	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	26,741,185
1,358,620	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,548,267

TOTAL EQUITY MUTUAL FUNDS — 30.24% (Cost $247,445,017)		$238,141,824
Account Balance
FIXED INTEREST CONTRACT
176,744,077 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	176,744,077

TOTAL FIXED INTEREST CONTRACT — 22.44% (Cost $176,744,077)		$176,744,077
TOTAL INVESTMENTS — 100.04% (Cost $796,290,487)		$787,890,949
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (303,823)
TOTAL NET ASSETS — 100.00%		$787,587,126

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,447,339	Great-West Core Bond Fund Institutional Class(a)	$ 24,326,551
3,506,021	Great-West Global Bond Fund Institutional Class(a)	32,290,450
1,658,377	Great-West Inflation-Protected Securities Fund Institutional Class(a)	16,301,850
3,430,079	Great-West Multi-Sector Bond Fund Institutional Class(a)	32,345,645
1,690,248	Great-West Putnam High Yield Bond Fund Institutional Class(a)	15,854,523
429,111	Great-West Short Duration Bond Fund Institutional Class(a)	4,252,490
2,525,924	Great-West U.S. Government Mortgage Securities Fund(a)	24,324,654

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $149,195,687)		$149,696,163
EQUITY MUTUAL FUNDS
1,313,737	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,455,789
1,535,058	Great-West International Growth Fund Institutional Class(a)	13,047,990
4,071,335	Great-West International Value Fund Institutional Class(a)	32,448,542
846,992	Great-West Invesco Small Cap Value Fund(a)	7,224,844
1,839,353	Great-West Large Cap Growth Fund Institutional Class(a)	19,736,259
941,929	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,139,819
3,028,387	Great-West Mid Cap Value Fund Institutional Class(a)	26,649,808
Shares		Fair Value
Equity Mutual Funds — (continued)
2,687,399	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 24,885,318
2,182,065	Great-West Real Estate Index Fund Institutional Class(a)	20,184,096
526,723	Great-West Small Cap Growth Fund(a)	5,736,017
3,218,274	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,877,258
1,250,997	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,633,470

TOTAL EQUITY MUTUAL FUNDS — 45.03% (Cost $214,169,523)		$204,019,210
Account Balance
FIXED INTEREST CONTRACT
99,532,981 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	99,532,981

TOTAL FIXED INTEREST CONTRACT — 21.97% (Cost $99,532,981)		$ 99,532,981
TOTAL INVESTMENTS — 100.04% (Cost $462,898,191)		$453,248,354
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (176,326)
TOTAL NET ASSETS — 100.00%		$453,072,028

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,323,778	Great-West Core Bond Fund Institutional Class(a)	$ 62,858,358
9,067,799	Great-West Global Bond Fund Institutional Class(a)	83,514,429
4,293,085	Great-West Inflation-Protected Securities Fund Institutional Class(a)	42,201,028
8,864,927	Great-West Multi-Sector Bond Fund Institutional Class(a)	83,596,261
4,379,870	Great-West Putnam High Yield Bond Fund Institutional Class(a)	41,083,183
1,088,199	Great-West Short Duration Bond Fund Institutional Class(a)	10,784,049
6,525,929	Great-West U.S. Government Mortgage Securities Fund(a)	62,844,692

TOTAL BOND MUTUAL FUNDS — 23.96% (Cost $386,847,451)		$ 386,882,000
EQUITY MUTUAL FUNDS
6,472,684	Great-West Emerging Markets Equity Fund Institutional Class(a)	56,441,808
7,571,669	Great-West International Growth Fund Institutional Class(a)	64,359,185
20,101,799	Great-West International Value Fund Institutional Class(a)	160,211,335
4,156,763	Great-West Invesco Small Cap Value Fund(a)	35,457,191
9,075,673	Great-West Large Cap Growth Fund Institutional Class(a)	97,381,973
4,647,614	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	35,228,912
Shares		Fair Value
Equity Mutual Funds — (continued)
14,952,599	Great-West Mid Cap Value Fund Institutional Class(a)	$ 131,582,871
13,256,243	Great-West Putnam Equity Income Fund Institutional Class(a)	122,752,808
6,900,168	Great-West Real Estate Index Fund Institutional Class(a)	63,826,558
2,599,709	Great-West Small Cap Growth Fund(a)	28,310,830
15,872,663	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	122,695,687
6,186,948	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	52,589,057

TOTAL EQUITY MUTUAL FUNDS — 60.12% (Cost $1,012,686,838)		$ 970,838,215
Account Balance
FIXED INTEREST CONTRACT
257,665,232 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	257,665,232

TOTAL FIXED INTEREST CONTRACT — 15.96% (Cost $257,665,232)		$ 257,665,232
TOTAL INVESTMENTS — 100.04% (Cost $1,657,199,521)		$1,615,385,447
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (567,070)
TOTAL NET ASSETS — 100.00%		$1,614,818,377

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,781,344	Great-West Core Bond Fund Institutional Class(a)	$ 17,706,554
2,545,737	Great-West Global Bond Fund Institutional Class(a)	23,446,242
1,206,352	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,858,434
2,490,222	Great-West Multi-Sector Bond Fund Institutional Class(a)	23,482,795
1,223,309	Great-West Putnam High Yield Bond Fund Institutional Class(a)	11,474,640
1,534,938	Great-West Short Duration Bond Fund Institutional Class(a)	15,211,236
1,838,007	Great-West U.S. Government Mortgage Securities Fund(a)	17,700,009

TOTAL BOND MUTUAL FUNDS — 18.03% (Cost $120,345,408)		$120,879,910
EQUITY MUTUAL FUNDS
3,332,883	Great-West Emerging Markets Equity Fund Institutional Class(a)	29,062,737
3,892,120	Great-West International Growth Fund Institutional Class(a)	33,083,019
10,352,976	Great-West International Value Fund Institutional Class(a)	82,513,220
2,141,600	Great-West Invesco Small Cap Value Fund(a)	18,267,847
4,672,564	Great-West Large Cap Growth Fund Institutional Class(a)	50,136,610
2,389,810	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	18,114,759
Shares		Fair Value
Equity Mutual Funds — (continued)
7,676,669	Great-West Mid Cap Value Fund Institutional Class(a)	$ 67,554,692
6,813,712	Great-West Putnam Equity Income Fund Institutional Class(a)	63,094,970
2,504,541	Great-West Real Estate Index Fund Institutional Class(a)	23,167,005
1,339,410	Great-West Small Cap Growth Fund(a)	14,586,180
8,156,296	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	63,048,173
3,179,026	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,021,722

TOTAL EQUITY MUTUAL FUNDS — 73.02% (Cost $512,091,082)		$489,650,934
Account Balance
FIXED INTEREST CONTRACT
60,293,551 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	60,293,551

TOTAL FIXED INTEREST CONTRACT — 8.99% (Cost $60,293,551)		$ 60,293,551
TOTAL INVESTMENTS — 100.04% (Cost $692,730,041)		$670,824,395
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (240,978)
TOTAL NET ASSETS — 100.00%		$670,583,417

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,772,568	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 41,616,795
5,594,031	Great-West International Growth Fund Institutional Class(a)	47,549,266
14,821,903	Great-West International Value Fund Institutional Class(a)	118,130,568
3,076,401	Great-West Invesco Small Cap Value Fund(a)	26,241,698
6,702,420	Great-West Large Cap Growth Fund Institutional Class(a)	71,916,967
3,439,792	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,073,623
11,039,856	Great-West Mid Cap Value Fund Institutional Class(a)	97,150,732
9,779,330	Great-West Putnam Equity Income Fund Institutional Class(a)	90,556,598
2,197,662	Great-West Real Estate Index Fund Institutional Class(a)	20,328,370
Shares		Fair Value
Equity Mutual Funds — (continued)
1,918,353	Great-West Small Cap Growth Fund(a)	$ 20,890,858
11,710,594	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	90,522,892
4,576,194	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,897,649

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $724,266,968)		$689,876,016
TOTAL INVESTMENTS — 100.03% (Cost $724,266,968)		$689,876,016
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (229,979)
TOTAL NET ASSETS — 100.00%		$689,646,037

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$787,890,949	$453,248,354	$1,615,385,447
Subscriptions receivable	781,081	531,253	1,871,599
Receivable for investments sold	2,367,132	2,355,443	6,581,231
Total Assets	791,039,162	456,135,050	1,623,838,277
LIABILITIES:
Payable for distribution fees	94,463	55,204	125,941
Payable for investments purchased	324,902	263,213	170,508
Payable for shareholder services fees	196,633	113,236	387,257
Payable to investment adviser	12,727	7,886	53,872
Redemptions payable	2,823,311	2,623,483	8,282,322
Total Liabilities	3,452,036	3,063,022	9,019,900
NET ASSETS	$787,587,126	$453,072,028	$1,614,818,377
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,801,284	$4,877,966	$19,340,184
Paid-in capital in excess of par	818,023,232	467,521,020	1,795,091,878
Total distributable earnings	(39,237,390)	(19,326,958)	(199,613,685)
NET ASSETS	$787,587,126	$453,072,028	$1,614,818,377
NET ASSETS BY CLASS
Investor Class	$218,711,391	$124,440,542	$766,979,272
Class L	$522,787,987	$305,359,414	$696,643,977
Institutional Class	$46,087,748	$23,272,072	$151,195,128
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	100,000,000	350,000,000
Class L	110,000,000	50,000,000	90,000,000
Institutional Class	10,000,000	10,000,000	30,000,000
Issued and Outstanding
Investor Class	27,362,877	14,538,680	111,741,209
Class L	55,995,402	31,882,368	66,463,518
Institutional Class	4,654,561	2,358,607	15,197,110
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.99	$8.56	$6.86
Class L	$9.34	$9.58	$10.48
Institutional Class	$9.90	$9.87	$9.95
(a) Cost of investments, affiliated	$796,290,487	$462,898,191	$1,657,199,521
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$670,824,395	$689,876,016
Subscriptions receivable	1,046,432	373,113
Receivable for investments sold	6,060,805	8,486,656
Total Assets	677,931,632	698,735,785
LIABILITIES:
Payable for distribution fees	46,584	24,639
Payable for investments purchased	789,428	-
Payable for shareholder services fees	159,513	152,750
Payable to investment adviser	34,881	52,590
Redemptions payable	6,317,809	8,859,769
Total Liabilities	7,348,215	9,089,748
NET ASSETS	$670,583,417	$689,646,037
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,886,887	$9,074,278
Paid-in capital in excess of par	728,917,600	794,209,678
Total distributable earnings	(66,221,070)	(113,637,919)
NET ASSETS	$670,583,417	$689,646,037
NET ASSETS BY CLASS
Investor Class	$347,693,993	$442,680,028
Class L	$257,636,577	$136,690,039
Institutional Class	$65,252,847	$110,275,970
CAPITAL STOCK:
Authorized
Investor Class	150,000,000	225,000,000
Class L	45,000,000	40,000,000
Institutional Class	15,000,000	50,000,000
Issued and Outstanding
Investor Class	44,577,696	68,809,454
Class L	27,687,747	10,839,822
Institutional Class	6,603,429	11,093,506
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.80	$6.43
Class L	$9.31	$12.61
Institutional Class	$9.88	$9.94
(a) Cost of investments, affiliated	$692,730,041	$724,266,968
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,257,856	$685,165	$1,828,447
Dividends, affiliated	7,952,183	3,819,112	12,192,673
Total Income	9,210,039	4,504,277	14,021,120
EXPENSES:
Management fees	375,300	209,268	769,754
Shareholder services fees – Investor Class	387,106	209,138	1,327,984
Shareholder services fees – Class L	847,027	484,110	1,110,268
Distribution fees – Class L	601,868	344,070	789,074
Total Expenses	2,211,301	1,246,586	3,997,080
Less management fees waived	293,329	159,649	426,429
Net Expenses	1,917,972	1,086,937	3,570,651
NET INVESTMENT INCOME	7,292,067	3,417,340	10,450,469
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(4,087,732)	(1,356,743)	(18,457,203)
Net Realized Loss	(4,087,732)	(1,356,743)	(18,457,203)
Net change in unrealized appreciation on investments, affiliated	53,400,945	35,372,866	174,169,767
Net Change in Unrealized Appreciation	53,400,945	35,372,866	174,169,767
Net Realized and Unrealized Gain	49,313,213	34,016,123	155,712,564
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,605,280	$37,433,463	$166,163,033
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$429,825	$-
Dividends, affiliated	4,722,897	3,602,586
Total Income	5,152,722	3,602,586
EXPENSES:
Management fees	321,264	334,763
Shareholder services fees – Investor Class	594,768	761,433
Shareholder services fees – Class L	411,021	216,964
Distribution fees – Class L	292,130	154,224
Total Expenses	1,619,183	1,467,384
Less management fees waived	100,216	-
Net Expenses	1,518,967	1,467,384
NET INVESTMENT INCOME	3,633,755	2,135,202
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(5,625,716)	(10,807,790)
Net Realized Loss	(5,625,716)	(10,807,790)
Net change in unrealized appreciation on investments, affiliated	80,722,796	110,469,119
Net Change in Unrealized Appreciation	80,722,796	110,469,119
Net Realized and Unrealized Gain	75,097,080	99,661,329
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,730,835	$101,796,531
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Conservative Profile Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$7,292,067	$19,056,872
Net realized gain (loss)	(4,087,732)	25,019,566
Net change in unrealized appreciation (depreciation)	53,400,945	(68,179,485)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,605,280	(24,103,047)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,461,094)	(13,251,453)
Class L	(4,344,197)	(20,529,334)
Institutional Class	(505,438)	(2,001,897)
From Net Investment Income and Net Realized Gains	(7,310,729)	(35,782,684)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	36,291,693	74,869,979
Class L	102,260,974	180,313,526
Institutional Class	7,324,528	22,392,294
Shares issued in reinvestment of distributions
Investor Class	2,461,094	13,251,453
Class L	4,344,197	20,529,334
Institutional Class	505,438	2,001,897
Shares redeemed
Investor Class	(53,979,297)	(120,090,642)
Class L	(73,380,869)	(134,096,419)
Institutional Class	(7,089,714)	(8,516,014)
Net Increase in Net Assets Resulting from Capital Share Transactions	18,738,044	50,655,408
Total Increase (Decrease) in Net Assets	68,032,595	(9,230,323)
NET ASSETS:
Beginning of Period	719,554,531	728,784,854
End of Period	$787,587,126	$719,554,531
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,605,820	9,252,980
Class L	11,149,769	19,279,599
Institutional Class	752,878	2,259,089
Shares issued in reinvestment of distributions
Investor Class	309,572	1,707,707
Class L	467,621	2,279,201
Institutional Class	51,313	210,530
Shares redeemed
Investor Class	(6,845,628)	(14,847,362)
Class L	(8,010,232)	(14,334,584)
Institutional Class	(721,537)	(860,511)
Net Increase	1,759,576	4,946,649
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Moderately Conservative Profile Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$3,417,340	$10,109,799
Net realized gain (loss)	(1,356,743)	24,347,784
Net change in unrealized appreciation (depreciation)	35,372,866	(54,109,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,433,463	(19,651,848)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,114,077)	(8,981,151)
Class L	(2,079,555)	(15,528,231)
Institutional Class	(235,035)	(1,368,284)
From Net Investment Income and Net Realized Gains	(3,428,667)	(25,877,666)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	12,584,297	28,489,799
Class L	63,977,868	124,021,514
Institutional Class	6,824,626	6,653,130
Shares issued in reinvestment of distributions
Investor Class	1,114,077	8,981,151
Class L	2,079,555	15,528,231
Institutional Class	235,035	1,368,284
Shares redeemed
Investor Class	(12,796,828)	(68,749,976)
Class L	(35,484,353)	(69,408,243)
Institutional Class	(5,193,648)	(5,603,775)
Net Increase in Net Assets Resulting from Capital Share Transactions	33,340,629	41,280,115
Total Increase (Decrease) in Net Assets	67,345,425	(4,249,399)
NET ASSETS:
Beginning of Period	385,726,603	389,976,002
End of Period	$453,072,028	$385,726,603
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,506,884	3,228,397
Class L	6,824,892	12,727,188
Institutional Class	699,721	660,079
Shares issued in reinvestment of distributions
Investor Class	131,068	1,083,765
Class L	218,670	1,688,223
Institutional Class	23,983	144,372
Shares redeemed
Investor Class	(1,533,337)	(7,833,124)
Class L	(3,793,840)	(7,151,296)
Institutional Class	(531,413)	(555,130)
Net Increase	3,546,628	3,992,474
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Moderate Profile Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$10,450,469	$39,176,039
Net realized gain (loss)	(18,457,203)	116,935,003
Net change in unrealized appreciation (depreciation)	174,169,767	(254,357,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,163,033	(98,246,226)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,594,743)	(79,613,273)
Class L	(2,793,620)	(34,861,110)
Institutional Class	(1,106,973)	(9,304,991)
From Net Investment Income and Net Realized Gains	(10,495,336)	(123,779,374)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	57,443,041	181,566,616
Class L	140,660,140	321,522,351
Institutional Class	24,627,252	68,596,318
Shares issued in reinvestment of distributions
Investor Class	6,594,743	79,613,273
Class L	2,793,620	34,861,110
Institutional Class	1,106,973	9,304,991
Shares redeemed
Investor Class	(123,596,660)	(416,883,625)
Class L	(86,368,658)	(157,231,754)
Institutional Class	(23,804,449)	(21,919,197)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(543,998)	99,430,083
Total Increase (Decrease) in Net Assets	155,123,699	(122,595,517)
NET ASSETS:
Beginning of Period	1,459,694,678	1,582,290,195
End of Period	$1,614,818,377	$1,459,694,678
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,566,729	25,229,052
Class L	13,799,030	30,247,013
Institutional Class	2,550,091	6,743,251
Shares issued in reinvestment of distributions
Investor Class	969,815	11,950,992
Class L	268,876	3,491,742
Institutional Class	112,269	983,871
Shares redeemed
Investor Class	(18,517,837)	(57,875,923)
Class L	(8,490,308)	(14,806,110)
Institutional Class	(2,436,335)	(2,157,095)
Net Increase (Decrease)	(3,177,670)	3,806,793
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Moderately Aggressive Profile Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$3,633,755	$16,674,738
Net realized gain (loss)	(5,625,716)	64,360,530
Net change in unrealized appreciation (depreciation)	80,722,796	(131,470,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,730,835	(50,435,125)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,189,668)	(39,389,021)
Class L	(1,025,805)	(19,118,502)
Institutional Class	(444,517)	(5,731,768)
From Net Investment Income and Net Realized Gains	(3,659,990)	(64,239,291)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	19,651,320	65,252,206
Class L	57,909,699	107,355,818
Institutional Class	10,376,579	21,869,068
Shares issued in reinvestment of distributions
Investor Class	2,189,668	39,389,021
Class L	1,025,805	19,118,502
Institutional Class	444,517	5,731,768
Shares redeemed
Investor Class	(44,813,163)	(198,782,851)
Class L	(39,436,149)	(77,056,728)
Institutional Class	(14,157,023)	(10,107,512)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,808,747)	(27,230,708)
Total Increase (Decrease) in Net Assets	68,262,098	(141,905,124)
NET ASSETS:
Beginning of Period	602,321,319	744,226,443
End of Period	$670,583,417	$602,321,319
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,601,879	7,867,369
Class L	6,400,867	11,118,838
Institutional Class	1,089,148	2,123,455
Shares issued in reinvestment of distributions
Investor Class	283,636	5,235,812
Class L	111,379	2,155,653
Institutional Class	45,452	609,308
Shares redeemed
Investor Class	(5,921,844)	(23,980,880)
Class L	(4,379,056)	(7,977,111)
Institutional Class	(1,451,716)	(980,187)
Net Decrease	(1,220,255)	(3,827,743)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Aggressive Profile Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$2,135,202	$16,820,134
Net realized gain (loss)	(10,807,790)	92,229,496
Net change in unrealized appreciation (depreciation)	110,469,119	(182,622,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	101,796,531	(73,573,226)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,750,497)	(68,191,114)
Class L	(3,516)	(8,893,130)
Institutional Class	(414,499)	(9,871,315)
From Net Investment Income and Net Realized Gains	(2,168,512)	(86,955,559)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	33,099,798	109,860,815
Class L	26,742,988	57,847,803
Institutional Class	12,752,376	54,023,486
Shares issued in reinvestment of distributions
Investor Class	1,750,497	68,191,114
Class L	3,516	8,893,130
Institutional Class	414,499	9,871,315
Shares redeemed
Investor Class	(71,735,448)	(272,860,095)
Class L	(17,124,459)	(43,176,723)
Institutional Class	(19,257,020)	(14,656,776)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,353,253)	(22,005,931)
Total Increase (Decrease) in Net Assets	66,274,766	(182,534,716)
NET ASSETS:
Beginning of Period	623,371,271	805,905,987
End of Period	$689,646,037	$623,371,271
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,342,810	15,558,379
Class L	2,212,256	4,416,028
Institutional Class	1,338,855	5,160,044
Shares issued in reinvestment of distributions
Investor Class	275,669	10,988,833
Class L	283	746,127
Institutional Class	42,252	1,061,651
Shares redeemed
Investor Class	(11,603,345)	(38,481,076)
Class L	(1,414,068)	(3,333,447)
Institutional Class	(1,984,165)	(1,405,719)
Net Decrease	(5,789,453)	(5,289,180)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 7.49	0.08	0.51	0.59	(0.09)	-	(0.09)	$ 7.99	7.89% (d)
12/31/2018	$ 8.19	0.21	(0.46)	(0.25)	(0.24)	(0.21)	(0.45)	$ 7.49	(3.15%)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$ 7.82	(0.95%)
12/31/2014	$ 8.61	0.24	0.20	0.44	(0.27)	(0.32)	(0.59)	$ 8.46	5.05%
Class L
06/28/2019(Unaudited)	$ 8.74	0.08	0.60	0.68	(0.08)	-	(0.08)	$ 9.34	7.77% (d)
12/31/2018	$ 9.46	0.24	(0.55)	(0.31)	(0.20)	(0.21)	(0.41)	$ 8.74	(3.32%)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$ 8.93	(1.15%)
12/31/2014	$ 9.63	0.28	0.18	0.46	(0.23)	(0.32)	(0.55)	$ 9.54	4.79%
Institutional Class
06/28/2019(Unaudited)	$ 9.26	0.12	0.62	0.74	(0.10)	-	(0.10)	$ 9.90	8.04% (d)
12/31/2018	$10.02	0.33	(0.61)	(0.28)	(0.27)	(0.21)	(0.48)	$ 9.26	(2.79%)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$ 9.39	(2.28%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$218,711	0.45% (h)	0.37% (h)	1.99% (h)	10% (d)
12/31/2018	$219,486	0.45%	0.37%	2.60%	25%
12/31/2017	$271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	2.22%	33% (i)
12/31/2014	$327,351	0.10%	0.10%	2.70%	20%
Class L
06/28/2019 (Unaudited)	$522,788	0.70% (h)	0.62% (h)	1.87% (h)	10% (d)
12/31/2018	$457,740	0.70%	0.62%	2.53%	25%
12/31/2017	$427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	2.35%	33% (i)
12/31/2014	$ 89,421	0.35%	0.35%	2.87%	20%
Institutional Class
06/28/2019 (Unaudited)	$ 46,088	0.10% (h)	0.02% (h)	2.48% (h)	10% (d)
12/31/2018	$ 42,329	0.10%	0.02%	3.33%	25%
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
12/31/2015 (e)	$ 6,412	0.10% (h)	0.02% (h)	3.15% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 7.88	0.07	0.69	0.76	(0.08)	-	(0.08)	$ 8.56	9.62% (d)
12/31/2018	$ 8.90	0.21	(0.62)	(0.41)	(0.24)	(0.37)	(0.61)	$ 7.88	(4.73%)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$ 8.28	(0.82%)
12/31/2014	$ 9.10	0.27	0.26	0.53	(0.28)	(0.38)	(0.66)	$ 8.97	5.79%
Class L
06/28/2019(Unaudited)	$ 8.81	0.07	0.77	0.84	(0.07)	-	(0.07)	$ 9.58	9.49% (d)
12/31/2018	$ 9.86	0.25	(0.72)	(0.47)	(0.21)	(0.37)	(0.58)	$ 8.81	(4.88%)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$ 9.10	(1.03%)
12/31/2014	$ 9.85	0.43	0.12	0.55	(0.25)	(0.38)	(0.63)	$ 9.77	5.56%
Institutional Class
06/28/2019(Unaudited)	$ 9.07	0.10	0.79	0.89	(0.09)	-	(0.09)	$ 9.87	9.83% (d)
12/31/2018	$10.16	0.30	(0.73)	(0.43)	(0.29)	(0.37)	(0.66)	$ 9.07	(4.35%)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
12/31/2015 (e)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$ 9.35	(2.85%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$124,441	0.45% (h)	0.37% (h)	1.71% (h)	8% (d)
12/31/2018	$113,771	0.45%	0.37%	2.42%	31%
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	2.26%	28% (i)
12/31/2014	$118,432	0.10%	0.10%	2.90%	19%
Class L
06/28/2019 (Unaudited)	$305,359	0.70% (h)	0.62% (h)	1.55% (h)	8% (d)
12/31/2018	$252,301	0.70%	0.62%	2.53%	31%
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	2.47%	28% (i)
12/31/2014	$ 28,566	0.35%	0.35%	4.27%	19%
Institutional Class
06/28/2019 (Unaudited)	$ 23,272	0.10% (h)	0.02% (h)	2.21% (h)	8% (d)
12/31/2018	$ 19,655	0.10%	0.02%	3.00%	31%
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
12/31/2015 (e)	$ 547	0.10% (h)	0.02% (h)	3.63% (h)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 6.21	0.05	0.66	0.71	(0.06)	-	(0.06)	$ 6.86	11.43% (d)
12/31/2018	$ 7.32	0.17	(0.60)	(0.43)	(0.21)	(0.47)	(0.68)	$ 6.21	(6.30%)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
Class L
06/28/2019(Unaudited)	$ 9.45	0.06	1.01	1.07	(0.04)	-	(0.04)	$10.48	11.35% (d)
12/31/2018	$10.75	0.27	(0.93)	(0.66)	(0.17)	(0.47)	(0.64)	$ 9.45	(6.45%)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
Institutional Class
06/28/2019(Unaudited)	$ 8.97	0.09	0.96	1.05	(0.07)	-	(0.07)	$ 9.95	11.72% (d)
12/31/2018	$10.26	0.33	(0.91)	(0.58)	(0.24)	(0.47)	(0.71)	$ 8.97	(5.91%)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (e)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 766,979	0.45% (h)	0.39% (h)	1.37% (h)	10% (d)
12/31/2018	$ 749,829	0.45%	0.39%	2.36%	31%
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	2.14%	27% (i)
12/31/2014	$1,058,466	0.10%	0.10%	2.98%	16%
Class L
06/28/2019 (Unaudited)	$ 696,644	0.70% (h)	0.64% (h)	1.23% (h)	10% (d)
12/31/2018	$ 575,529	0.70%	0.64%	2.59%	31%
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	2.38%	27% (i)
12/31/2014	$ 86,301	0.35%	0.35%	3.13%	16%
Institutional Class
06/28/2019 (Unaudited)	$ 151,195	0.10% (h)	0.04% (h)	1.81% (h)	10% (d)
12/31/2018	$ 134,337	0.10%	0.04%	3.26%	31%
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
12/31/2015 (e)	$ 19,943	0.10% (h)	0.05% (h)	4.18% (h)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 6.94	0.04	0.87	0.91	(0.05)	-	(0.05)	$ 7.80	13.11% (d)
12/31/2018	$ 8.40	0.19	(0.79)	(0.60)	(0.22)	(0.64)	(0.86)	$ 6.94	(7.62%)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$ 7.69	(0.64%)
12/31/2014	$ 8.77	0.28	0.34	0.62	(0.28)	(0.57)	(0.85)	$ 8.54	7.06%
Class L
06/28/2019(Unaudited)	$ 8.27	0.04	1.04	1.08	(0.04)	-	(0.04)	$ 9.31	12.91% (d)
12/31/2018	$ 9.83	0.23	(0.97)	(0.74)	(0.18)	(0.64)	(0.82)	$ 8.27	(7.89%)
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$ 8.82	(0.99%)
12/31/2014	$ 9.80	0.43	0.24	0.67	(0.24)	(0.57)	(0.81)	$ 9.66	6.84%
Institutional Class
06/28/2019(Unaudited)	$ 8.77	0.07	1.10	1.17	(0.06)	-	(0.06)	$ 9.88	13.24% (d)
12/31/2018	$10.40	0.31	(1.04)	(0.73)	(0.26)	(0.64)	(0.90)	$ 8.77	(7.30%)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
12/31/2015 (e)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$ 9.25	(3.22%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$347,694	0.45% (h)	0.42% (h)	1.15% (h)	11% (d)
12/31/2018	$330,334	0.45%	0.42%	2.27%	38%
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	2.09%	29% (i)
12/31/2014	$340,089	0.10%	0.10%	3.16%	15%
Class L
06/28/2019 (Unaudited)	$257,637	0.70% (h)	0.67% (h)	0.99% (h)	11% (d)
12/31/2018	$211,270	0.70%	0.67%	2.41%	38%
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	2.41%	29% (i)
12/31/2014	$ 29,225	0.35%	0.35%	4.25%	15%
Institutional Class
06/28/2019 (Unaudited)	$ 65,253	0.10% (h)	0.07% (h)	1.54% (h)	11% (d)
12/31/2018	$ 60,717	0.10%	0.07%	3.02%	38%
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
12/31/2015 (e)	$ 1,473	0.10% (h)	0.07% (h)	3.96% (h)	29% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 5.54	0.02	0.90	0.92	(0.03)	-	(0.03)	$ 6.43	16.32% (d)
12/31/2018	$ 7.21	0.15	(0.84)	(0.69)	(0.18)	(0.80)	(0.98)	$ 5.54	(10.41%)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
Class L
06/28/2019(Unaudited)	$10.84	0.03	1.74	1.77	(0.00) (e)	-	(0.00) (e)	$12.61	16.33% (d)
12/31/2018	$13.12	0.29	(1.63)	(1.34)	(0.14)	(0.80)	(0.94)	$10.84	(10.75%)
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
Institutional Class
06/28/2019(Unaudited)	$ 8.55	0.05	1.37	1.42	(0.03)	-	(0.03)	$ 9.94	16.67% (d)
12/31/2018	$10.57	0.34	(1.35)	(1.01)	(0.21)	(0.80)	(1.01)	$ 8.55	(10.23%)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (f)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$442,680	0.45% (i)	0.45% (i)	0.60% (i)	8% (d)
12/31/2018	$414,608	0.45%	0.45%	2.06%	40%
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	1.86%	28% (j)
12/31/2014	$651,746	0.10%	0.10%	3.26%	16%
Class L
06/28/2019 (Unaudited)	$136,690	0.70% (i)	0.70% (i)	0.43% (i)	8% (d)
12/31/2018	$108,800	0.70%	0.70%	2.25%	40%
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	2.02%	28% (j)
12/31/2014	$ 27,959	0.35%	0.35%	3.60%	16%
Institutional Class
06/28/2019 (Unaudited)	$110,276	0.10% (i)	0.10% (i)	1.01% (i)	8% (d)
12/31/2018	$ 99,964	0.10%	0.10%	3.27%	40%
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
12/31/2015 (f)	$ 20,858	0.10% (i)	0.10% (i)	4.56% (i)	28% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 28, 2019

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile Fund	$812,295,655	$16,134,754	$(40,539,460)	$(24,404,706)
Great-West Moderately Conservative Profile Fund	471,840,962	9,829,095	(28,421,703)	(18,592,608)
Great-West Moderate Profile Fund	1,695,360,715	44,241,310	(124,216,578)	(79,975,268)
Great-West Moderately Aggressive Profile Fund	710,485,180	19,271,651	(58,932,436)	(39,660,785)
Great-West Aggressive Profile Fund	751,712,612	22,209,843	(84,046,439)	(61,836,596)

Semi-Annual Report - June 28, 2019

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the SEC. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,402,874	$ 48,357,930	$ 6,282,437	$3,615,879	$ (50,948)	$ 2,680,074	$ 760,562	$ 53,704,562	6.82%
Great-West Global Bond Fund Institutional Class	7,735,008	66,072,722	7,191,688	4,544,357	(269,923)	2,519,372	1,089,622	71,239,425	9.04
Great-West Inflation-Protected Securities Fund Institutional Class	3,658,860	32,928,762	4,022,762	2,423,527	(60,538)	1,438,596	378,420	35,966,593	4.57
Great-West Multi-Sector Bond Fund Institutional Class	7,543,730	66,246,809	6,286,378	5,553,428	(303,099)	4,157,611	1,824,140	71,137,370	9.03
Great-West Putnam High Yield Bond Fund Institutional Class	3,721,336	36,134,022	2,786,110	6,918,474	(418,847)	2,904,473	869,479	34,906,130	4.43

Semi-Annual Report - June 28, 2019

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	5,282,264	$ 42,872,975	$11,204,322	$2,950,477	$ (32,286)	$ 1,220,420	$ 734,774	$ 52,347,240	6.65%
Great-West U.S. Government Mortgage Securities Fund	5,576,711	48,380,039	7,228,953	3,714,972	(136,851)	1,809,708	757,161	53,703,728	6.82
					(1,272,492)	16,730,254	6,414,158	373,005,048	47.36
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,429,784	12,454,725	1,682,962	3,704,196	(586,711)	2,034,222	-	12,467,713	1.58
Great-West International Growth Fund Institutional Class	1,652,794	12,408,857	1,202,035	2,093,631	20,337	2,531,485	-	14,048,746	1.78
Great-West International Value Fund Institutional Class	4,385,855	28,658,275	6,207,529	5,033,363	(1,100,413)	5,122,820	-	34,955,261	4.44
Great-West Invesco Small Cap Value Fund	919,230	6,611,578	1,470,859	1,005,490	(90,086)	764,089	66,687	7,841,036	1.00
Great-West Large Cap Growth Fund Institutional Class	1,992,388	22,149,622	1,384,794	6,395,813	353,592	4,239,724	35,590	21,378,327	2.71
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,026,414	6,610,031	1,169,114	1,515,908	(310,352)	1,516,983	26,351	7,780,220	0.99
Great-West Mid Cap Value Fund Institutional Class	3,276,660	25,864,901	3,231,106	3,499,592	110,694	3,238,197	184,699	28,834,612	3.66
Great-West Putnam Equity Income Fund Institutional Class	2,890,886	25,481,784	2,106,437	4,400,783	164,310	3,582,168	223,911	26,769,606	3.40
Great-West Real Estate Index Fund Institutional Class	4,276,269	35,790,140	5,099,459	7,463,932	(819,768)	6,129,822	578,231	39,555,489	5.02
Great-West Small Cap Growth Fund	571,291	5,361,117	834,995	1,058,254	28,306	1,083,504	-	6,221,362	0.79
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,459,403	25,431,079	2,238,329	4,808,293	(434,453)	3,880,070	409,728	26,741,185	3.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,358,620	10,547,091	726,099	2,272,530	(150,696)	2,547,607	12,828	11,548,267	1.47
					(2,815,240)	36,670,691	1,538,025	238,141,824	30.24
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	176,744,077	161,504,618	22,180,225	8,198,622	-	-	1,257,856	176,744,077	22.44
					0	0	1,257,856	176,744,077	22.44
				Total	$(4,087,732)	$53,400,945	$9,210,039	$787,890,949	100.04%
Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,447,339	$20,323,479	$ 4,085,973	$1,212,958	$ 19,543	$ 1,130,057	$ 340,634	$ 24,326,551	5.37%
Great-West Global Bond Fund Institutional Class	3,506,021	27,753,122	4,737,065	1,099,415	59,416	899,678	493,822	32,290,450	7.12

Semi-Annual Report - June 28, 2019

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	1,658,377	$13,840,004	$ 2,663,085	$ 825,394	$ (20,301)	$ 624,155	$ 171,601	$ 16,301,850	3.60%
Great-West Multi-Sector Bond Fund Institutional Class	3,430,079	27,863,986	4,484,897	1,642,495	1,389	1,639,257	827,078	32,345,645	7.14
Great-West Putnam High Yield Bond Fund Institutional Class	1,690,248	15,210,161	1,956,427	2,323,056	41,598	1,010,991	393,527	15,854,523	3.50
Great-West Short Duration Bond Fund Institutional Class	429,111	1,487,010	2,852,126	163,996	(150)	77,350	58,959	4,252,490	0.94
Great-West U.S. Government Mortgage Securities Fund	2,525,924	20,333,912	4,490,807	1,287,749	(50,515)	787,684	338,710	24,324,654	5.37
					50,980	6,169,172	2,624,331	149,696,163	33.04
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,313,737	10,770,478	1,809,638	2,827,227	(433,765)	1,702,900	-	11,455,789	2.53
Great-West International Growth Fund Institutional Class	1,535,058	10,743,605	1,273,628	1,255,841	(4,542)	2,286,598	-	13,047,990	2.88
Great-West International Value Fund Institutional Class	4,071,335	24,799,329	6,152,524	2,677,095	(608,110)	4,173,784	-	32,448,542	7.16
Great-West Invesco Small Cap Value Fund	846,992	5,736,299	1,338,005	447,027	(16,034)	597,567	62,076	7,224,844	1.59
Great-West Large Cap Growth Fund Institutional Class	1,839,353	19,283,138	1,323,846	4,770,690	181,716	3,899,965	32,944	19,736,259	4.36
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	941,929	5,733,175	964,169	747,252	(131,937)	1,189,727	24,463	7,139,819	1.58
Great-West Mid Cap Value Fund Institutional Class	3,028,387	22,411,171	3,308,347	1,960,747	29,812	2,891,037	172,018	26,649,808	5.88
Great-West Putnam Equity Income Fund Institutional Class	2,687,399	22,105,266	2,066,999	2,480,073	122,854	3,193,126	208,839	24,885,318	5.49
Great-West Real Estate Index Fund Institutional Class	2,182,065	17,255,815	2,859,255	2,694,845	(203,171)	2,763,871	301,247	20,184,096	4.45
Great-West Small Cap Growth Fund	526,723	4,683,557	653,601	544,711	39,549	943,570	-	5,736,017	1.27
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,218,274	22,064,341	2,229,564	2,736,085	(273,471)	3,319,438	381,343	24,877,258	5.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,250,997	9,185,106	705,768	1,499,515	(110,624)	2,242,111	11,850	10,633,470	2.35
					(1,407,723)	29,203,694	1,194,780	204,019,210	45.03
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	99,532,981	84,315,077	17,808,958	3,276,220	-	-	685,166	99,532,981	21.97
					0	0	685,166	99,532,981	21.97
				Total	$(1,356,743)	$35,372,866	$4,504,277	$453,248,354	100.04%

Semi-Annual Report - June 28, 2019

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,323,778	$ 55,854,011	$ 7,965,546	$ 4,036,766	$ (6,467)	$ 3,075,567	$ 896,361	$ 62,858,358	3.89%
Great-West Global Bond Fund Institutional Class	9,067,799	76,314,543	8,444,177	4,287,793	(441,827)	3,043,502	1,279,922	83,514,429	5.17
Great-West Inflation-Protected Securities Fund Institutional Class	4,293,085	38,030,528	5,146,945	2,665,317	(74,353)	1,688,872	445,098	42,201,028	2.61
Great-West Multi-Sector Bond Fund Institutional Class	8,864,927	76,338,060	7,865,497	5,372,858	(290,744)	4,765,562	2,144,067	83,596,261	5.18
Great-West Putnam High Yield Bond Fund Institutional Class	4,379,870	41,599,404	3,530,773	7,436,803	(507,375)	3,389,809	1,023,209	41,083,183	2.55
Great-West Short Duration Bond Fund Institutional Class	1,088,199	3,963,304	7,140,541	526,775	(3,812)	206,979	152,422	10,784,049	0.67
Great-West U.S. Government Mortgage Securities Fund	6,525,929	55,943,873	8,984,756	4,200,285	(155,999)	2,116,348	892,709	62,844,692	3.89
					(1,480,577)	18,286,639	6,833,788	386,882,000	23.96
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,472,684	56,476,769	4,985,131	13,753,350	(2,158,616)	8,733,258	-	56,441,808	3.49
Great-West International Growth Fund Institutional Class	7,571,669	56,212,444	3,431,327	8,591,830	(1,609,485)	13,307,244	-	64,359,185	3.99
Great-West International Value Fund Institutional Class	20,101,799	129,874,780	23,380,422	14,153,791	(2,724,803)	21,109,924	-	160,211,335	9.92
Great-West Invesco Small Cap Value Fund	4,156,763	29,938,007	5,076,991	2,770,269	(169,366)	3,212,462	304,840	35,457,191	2.20
Great-West Large Cap Growth Fund Institutional Class	9,075,673	100,339,975	3,004,747	28,097,334	(1,075,324)	22,134,585	162,361	97,381,973	6.03
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,647,614	29,934,601	3,255,619	4,016,134	(575,290)	6,054,826	120,470	35,228,912	2.18
Great-West Mid Cap Value Fund Institutional Class	14,952,599	117,198,566	10,056,997	12,562,419	(1,674,991)	16,889,727	847,670	131,582,871	8.15
Great-West Putnam Equity Income Fund Institutional Class	13,256,243	115,467,023	5,658,357	17,098,905	(1,594,316)	18,726,333	1,030,757	122,752,808	7.60
Great-West Real Estate Index Fund Institutional Class	6,900,168	57,542,079	5,291,613	7,950,754	(399,697)	8,943,620	949,507	63,826,558	3.95
Great-West Small Cap Growth Fund	2,599,709	24,307,438	2,178,119	2,666,918	586,661	4,492,191	-	28,310,830	1.75
Great-West T. Rowe Price Equity Income Fund Institutional Class	15,872,663	115,188,942	6,394,290	18,932,468	(4,300,825)	20,044,923	1,884,775	122,695,687	7.60
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,186,948	47,853,930	1,548,076	9,046,984	(1,280,574)	12,234,035	58,505	52,589,057	3.26
					(16,976,626)	155,883,128	5,358,885	970,838,215	60.12
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	257,665,232	231,894,881	34,783,057	10,841,153	-	-	1,828,447	257,665,232	15.96
					0	0	1,828,447	257,665,232	15.96
				Total	$(18,457,203)	$174,169,767	$14,021,120	$1,615,385,447	100.04%

Semi-Annual Report - June 28, 2019

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,781,344	$15,561,637	$ 2,814,389	$ 1,498,505	$ 39,308	$ 829,033	$ 253,227	$ 17,706,554	2.64%
Great-West Global Bond Fund Institutional Class	2,545,737	21,269,771	3,003,561	1,543,722	14,630	716,632	360,337	23,446,242	3.50
Great-West Inflation-Protected Securities Fund Institutional Class	1,206,352	10,595,977	1,762,035	978,776	(24,127)	479,198	125,334	11,858,434	1.77
Great-West Multi-Sector Bond Fund Institutional Class	2,490,222	21,290,753	2,888,023	1,982,135	(22,774)	1,286,154	604,631	23,482,795	3.50
Great-West Putnam High Yield Bond Fund Institutional Class	1,223,309	11,608,370	1,244,050	2,167,759	19,816	789,979	286,854	11,474,640	1.71
Great-West Short Duration Bond Fund Institutional Class	1,534,938	11,965,025	4,004,492	1,106,304	(6,235)	348,023	215,509	15,211,236	2.27
Great-West U.S. Government Mortgage Securities Fund	1,838,007	15,580,862	3,074,128	1,566,206	(56,585)	611,225	252,280	17,700,009	2.64
					(35,967)	5,060,244	2,098,172	120,879,910	18.03
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,332,883	28,821,574	3,019,901	7,268,701	(1,125,183)	4,489,963	-	29,062,737	4.33
Great-West International Growth Fund Institutional Class	3,892,120	28,727,545	2,434,143	4,431,749	(327,085)	6,353,080	-	33,083,019	4.93
Great-West International Value Fund Institutional Class	10,352,976	66,648,707	13,355,444	8,540,339	(1,585,370)	11,049,408	-	82,513,220	12.31
Great-West Invesco Small Cap Value Fund	2,141,600	15,260,075	3,077,767	1,510,854	108,175	1,440,859	157,837	18,267,847	2.72
Great-West Large Cap Growth Fund Institutional Class	4,672,564	51,173,247	2,018,176	13,587,171	294,611	10,532,358	83,995	50,136,610	7.48
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,389,810	15,261,393	2,154,301	2,382,878	(274,306)	3,081,943	62,310	18,114,759	2.70
Great-West Mid Cap Value Fund Institutional Class	7,676,669	59,765,165	5,812,776	6,122,772	(325,272)	8,099,523	438,306	67,554,692	10.07
Great-West Putnam Equity Income Fund Institutional Class	6,813,712	58,857,254	3,333,836	8,708,381	(801,522)	9,612,261	532,503	63,094,970	9.41
Great-West Real Estate Index Fund Institutional Class	2,504,541	20,786,093	2,597,255	3,739,696	(415,698)	3,523,353	346,367	23,167,005	3.46
Great-West Small Cap Growth Fund	1,339,410	12,394,493	1,553,430	1,685,717	273,123	2,323,974	-	14,586,180	2.18
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,156,296	58,794,581	4,049,747	9,138,313	(1,232,283)	9,342,158	973,159	63,048,173	9.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,179,026	24,402,641	1,020,524	4,215,115	(178,939)	5,813,672	30,248	27,021,722	4.03
					(5,589,749)	75,662,552	2,624,725	489,650,934	73.02
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	60,293,551	53,801,712	9,819,225	3,757,211	-	-	429,825	60,293,551	8.99
					0	0	429,825	60,293,551	8.99
				Total	$(5,625,716)	$80,722,796	$5,152,722	$670,824,395	100.04%

Semi-Annual Report - June 28, 2019

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,772,568	$41,550,833	$ 3,609,489	$ 9,954,173	$ (1,527,153)	$ 6,410,646	$ -	$ 41,616,795	6.03%
Great-West International Growth Fund Institutional Class	5,594,031	41,333,475	3,348,795	6,995,961	(1,124,616)	9,862,957	-	47,549,266	6.89
Great-West International Value Fund Institutional Class	14,821,903	95,538,525	18,501,861	11,684,860	(2,093,903)	15,775,042	-	118,130,568	17.13
Great-West Invesco Small Cap Value Fund	3,076,401	22,035,004	4,081,079	2,238,707	(134,249)	2,364,322	228,231	26,241,698	3.80
Great-West Large Cap Growth Fund Institutional Class	6,702,420	73,942,805	2,010,214	19,872,199	(129,274)	15,836,147	121,436	71,916,967	10.43
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,439,792	22,043,064	2,882,027	3,406,135	(488,926)	4,554,667	90,218	26,073,623	3.78
Great-West Mid Cap Value Fund Institutional Class	11,039,856	86,178,962	6,105,588	7,437,348	(1,082,139)	12,303,530	633,299	97,150,732	14.09
Great-West Putnam Equity Income Fund Institutional Class	9,779,330	84,944,307	3,774,045	11,594,056	(690,850)	13,432,302	770,281	90,556,598	13.13
Great-West Real Estate Index Fund Institutional Class	2,197,662	18,285,004	2,121,705	3,117,806	(273,846)	3,039,467	306,845	20,328,370	2.95
Great-West Small Cap Growth Fund	1,918,353	17,923,240	2,112,752	2,347,286	547,159	3,202,152	-	20,890,858	3.03
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,710,594	84,622,258	4,835,235	13,879,317	(3,217,464)	14,944,716	1,408,468	90,522,892	13.13
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,576,194	35,211,446	813,506	5,870,474	(592,529)	8,743,171	43,808	38,897,649	5.64
					(10,807,790)	110,469,119	3,602,586	689,876,016	100.03
				Total	$(10,807,790)	$110,469,119	$3,602,586	$689,876,016	100.03%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$94,536,592	$77,083,789
Great-West Moderately Conservative Profile Fund	67,764,683	35,115,648
Great-West Moderate Profile Fund	158,122,981	160,551,703
Great-West Moderately Aggressive Profile Fund	73,037,203	80,306,588
Great-West Aggressive Profile Fund	54,196,296	87,590,532
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 28, 2019

5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Aggressive Profile Fund; (ii) Great-West Moderately Aggressive Profile Fund; (iii) Great-West Moderate Profile Fund; (iv) Great-West Moderately Conservative Profile Fund; and (v) Great-West Conservative Profile Fund (each, a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Investor Class and Institutional Class as compared against a composite of multiple benchmark indices and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable composite index and performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark and composite indices and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its composite index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one-year period ended December 31, 2018, and in the first quintile of its performance universe for the three-, five- and ten-year periods ended December 31, 2018. Similarly, as to the Institutional Class, although the annualized returns for the one-year period ended December 31, 2018 were in the fourth quintile of its performance universe, the annualized returns for the three-year period ended December 31, 2018 were in the first quintile of its performance universe. The Fund underperformed its composite index for each period reviewed.
•	Great-West Moderately Aggressive Profile Fund: The annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for the one- and three-year periods ended December 31, 2018, which exceeded the performance universe median for the three-year period, and in the second quintile of its performance universe for the five- and ten-year periods ended December 31, 2018. The annualized returns of the Institutional Class were in the third and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Investor Class and Institutional Class approximated its respective composite index for the ten-year and three-year periods ended December 31, 2018, respectively, and the Institutional Class outperformed its composite index for the one-year period ended December 31, 2018. The Fund underperformed the index for each of the other periods reviewed.
•	Great-West Moderate Profile Fund: The annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for the one-year period ended December 31, 2018, and in the second quintile for each of the three-, five- and ten-year periods ended December 31, 2018. As to the Institutional Class, the annualized returns were in the third and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018. The Fund approximated its composite index with respect to the ten-year period ended December 31, 2018 for the Investor Class and the three-year period ended December 31, 2018 for the Institutional Class. The Fund underperformed the index for each of the other periods reviewed.

•	Great-West Moderately Conservative Profile Fund: The annualized returns of the Fund’s Investor Class were in the second, third, third and fourth quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2018, respectively, which exceeded the performance universe median for the one- and five-year periods. As to the Fund’s Institutional Class, the annualized returns were in the second and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively, which exceeded the performance universe median for both periods. The Investor Class approximated its composite index for the ten-year period ended December 31, 2018, and the Institutional Class outperformed the index for the three-year period ended December 31, 2018. The Fund underperformed the composite index for each of the other periods reviewed.
•	Great-West Conservative Profile Fund: The annualized returns of the Fund’s Investor Class were in the second quintile of its performance universe for the one- and five-year periods ended December 31, 2018 and in the third quintile for the three- and ten-year periods ended December 31, 2018, but exceeding the performance universe median for the three-year period. As to the Fund’s Institutional Class, the annualized returns were in the first and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively, exceeding the performance universe median for both periods. The Fund outperformed its composite index for the one-year period ended December 31, 2018 and underperformed the index for the other periods reviewed.
Based on the foregoing, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2021, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”).
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Aggressive Profile Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group but below the peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group.
•	Great-West Moderately Aggressive Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was below the peer group median expense ratio and ranked in the first quintile of the respective peer group.
•	Great-West Moderate Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class was below the peer group median expense ratio and ranked in the second quintile of the peer group. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was below the peer group median expense ratio and ranked in the first quintile of the respective peer group.
•	Great-West Moderately Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was below the peer group median expense ratio, ranking in the first quintile, and was the lowest of the peer group for the Institutional Class.

•	Great-West Conservative Profile Fund: The total annual operating expense ratio, including underlying fund expenses, for each class was below the peer group median expense ratio, ranking in the first quintile, and was the lowest of the peer group for the Institutional Class.
In addition to the foregoing observations, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM, including in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019